Variable Interest Entity (“VIE”) - Schedule of Cash, Cash Equivalents (Details) - Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Cash, Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 8,496,049	$ 1,208,748	¥ 2,246,377	¥ 2,101,251
Total cash and cash equivalents	¥ 8,496,049	$ 1,208,748	¥ 2,246,377	¥ 2,101,251